Consolidated Statements of Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Non-controlling Interest	Total
BALANCE, Begining at Dec. 31, 2010	$ (107,091)	$ 3,141,971	$ 194,859	$ 3,229,739
Net Income Allocation	5,506	545,133	50,130	600,769
Distributions	(6,744)	(667,687)	(46,800)	(721,231)
BALANCE, Ending at Sep. 30, 2011	$ (108,329)	$ 3,019,417	$ 198,189	$ 3,109,277